Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
LVIP Baron Growth Opportunities
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LVIP Baron Growth Opportunities Fund (Standard and Service Class)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the LVIP Baron Growth Opportunities Fund (the “Fund”) is to seek capital appreciation through long-term investments in securities of small and mid-sized companies with undervalued assets or favorable growth prospects.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with expense reimbursement for the one-year contractual period and the total operating expenses without expense reimbursement for the years two through ten. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests for the long term primarily in common stocks of small and mid-sized growth companies selected for their capital appreciation potential. Small-cap companies are defined for this purpose as companies with market capitalizations at the time of purchase in the range of companies in the Russell 2000® Index. The market capitalization range of the Russell 2000 Index was $130 million to $3.0 billion as of May 31, 2011, the index reconstitution date. Mid-cap companies are defined for this purpose as companies with market capitalization at the time of purchase in the range of companies in the Russell 2500TM Index. The market capitalization range of the Russell 2500 Index was $130 million to $7.1 billion as of May 31, 2011, the index reconstitution date.

The Fund purchases stocks in businesses when the sub-adviser believes there is potential for the stock to increase significantly in value over the long term. Because of the long term approach, the Fund could have a significant percentage of its assets invested in securities that have appreciated beyond their original market cap ranges. The Fund may invest in larger companies if the sub-adviser perceives an attractive opportunity in a larger company.

In making investment decisions for the Fund, the sub-adviser seeks: (i) securities that the sub-adviser believes have favorable price-to-value characteristics based on the sub-adviser’s assessment of their prospects for future growth and profitability and (ii) businesses that the sub-adviser believes are well managed, have significant long-term growth prospects and have significant barriers to competition. The Fund may make significant investments in companies in which the sub-adviser believes may double in value in four to five years, based on these criteria. Of course, there is no guarantee the Fund will be successful at achieving its investment goals.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund. Here are specific principal risks of investing in the Fund:
  Market Risk: Prices of securities held by the Fund may fall. As a result, your investment may decline in value and you could lose money.
  Growth Stocks Risk: The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, the Fund may underperform other funds that use different investment styles.
  Small and Medium-Cap Companies Risk: Investing in the stock of medium and small-sized companies may involve greater risk than investing in larger companies. Historically, the price of small and medium capitalization stocks and stocks of recently organized companies have fluctuated more than larger capitalization stocks. Medium and small company stocks may trade less frequently and in limited volume resulting in fluctuating net asset values of the Fund’s shares.
  Large Positions Risk: The Fund may establish relatively large positions in companies which may represent a significant part of a company's outstanding stock. Sales of the stock, by the Fund or others, could adversely affect the stock's price. The Fund's return may be more volatile than that of a fund that does not establish large positions.
  Fund of Funds Risk: The Fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance underlying holdings. This could result in large inflows into the Fund or large redemptions from the Fund, which may increase transaction costs or portfolio turnover for the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds carry a certain amount of risk. Accordingly, loss of money is a risk of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Service Class from year to year; and (b) how the average annual returns of the Fund's Service Class for one year, five year and ten year periods and the Fund's Standard Class for one year and lifetime periods, compare with those of a broad measure of market performance. Information has also been included for the Russell 2000 Growth Index. The Russell 2000 Growth Index shows how the Fund's performance compares with the returns of an index that reflects similar growth companies in which the Fund invests. Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of choosing to invest your contract assets in the Fund. The information shows: (a) how the Fund's Service Class from year to year; and (b) how the average annual returns of the Fund's Service Class for one year, five year and ten year periods and the Fund's Standard Class for one year and lifetime periods, compare with those of a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please note that the past performance of the Fund is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2009 at: 22.03%.
		The Fund’s lowest return for a quarter occurred in the fourth quarter of 2008 at: (27.15)%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For periods ended 12/31/11
LVIP Baron Growth Opportunities | Standard Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.08%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.04%
1 year	rr_ExpenseExampleYear01	106
3 years	rr_ExpenseExampleYear03	340
5 years	rr_ExpenseExampleYear05	592
10 years	rr_ExpenseExampleYear10	1,314
1 year	rr_ExpenseExampleNoRedemptionYear01	106
3 years	rr_ExpenseExampleNoRedemptionYear03	340
5 years	rr_ExpenseExampleNoRedemptionYear05	592
10 years	rr_ExpenseExampleNoRedemptionYear10	1,314
1 year	rr_AverageAnnualReturnYear01	4.29%
5 years	rr_AverageAnnualReturnYear05
Life of class	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2007
LVIP Baron Growth Opportunities | Standard Class | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.18%)
5 years	rr_AverageAnnualReturnYear05
Life of class	rr_AverageAnnualReturnSinceInception	(1.54%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2007
LVIP Baron Growth Opportunities | Standard Class | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.91%)
5 years	rr_AverageAnnualReturnYear05
Life of class	rr_AverageAnnualReturnSinceInception	0.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2007
LVIP Baron Growth Opportunities | Service Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther
Redemption Fee	rr_RedemptionFeeOverRedemption
Exchange Fee	rr_ExchangeFeeOverRedemption
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
Less Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[1]
Net Expenses	rr_NetExpensesOverAssets	1.29%
1 year	rr_ExpenseExampleYear01	131
3 years	rr_ExpenseExampleYear03	417
5 years	rr_ExpenseExampleYear05	725
10 years	rr_ExpenseExampleYear10	1,598
1 year	rr_ExpenseExampleNoRedemptionYear01	131
3 years	rr_ExpenseExampleNoRedemptionYear03	417
5 years	rr_ExpenseExampleNoRedemptionYear05	725
10 years	rr_ExpenseExampleNoRedemptionYear10	1,598
2002	rr_AnnualReturn2002	(14.20%)
2003	rr_AnnualReturn2003	30.04%
2004	rr_AnnualReturn2004	25.65%
2005	rr_AnnualReturn2005	3.36%
2006	rr_AnnualReturn2006	15.53%
2007	rr_AnnualReturn2007	3.42%
2008	rr_AnnualReturn2008	(39.13%)
2009	rr_AnnualReturn2009	38.32%
2010	rr_AnnualReturn2010	26.38%
2011	rr_AnnualReturn2011	4.02%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.03%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.15%)
1 year	rr_AverageAnnualReturnYear01	4.02%
5 years	rr_AverageAnnualReturnYear05	2.74%
10 years	rr_AverageAnnualReturnYear10	6.72%
LVIP Baron Growth Opportunities | Service Class | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(4.18%)
5 years	rr_AverageAnnualReturnYear05	0.15%
10 years	rr_AverageAnnualReturnYear10	5.62%
LVIP Baron Growth Opportunities | Service Class | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.91%)
5 years	rr_AverageAnnualReturnYear05	2.09%
10 years	rr_AverageAnnualReturnYear10	4.48%

[1]	Lincoln Investment Advisors Corporation (the "adviser") has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses exceed 1.04% of the average daily net assets for the Standard Class of the Fund (and 1.29% for the Service Class). The agreement will continue at least through April 30, 2013 and cannot be terminated before that date without the mutual agreement of the Trust's board of trustees and the adviser.